Schedule of Investments

March 31, 2022 (Unaudited)

Moderate Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 27.7%

Communication Services - 1.9%
ALPHABET INC (A) (2)	432	1,201,543
ALPHABET INC. (C) (2)	227	634,009
COMCAST CORP NEW CL A	2,060	96,449
ENTRAVISION COMMUNICTNS CORP	537	3,442
IDT CORPORATION (2)	1,443	49,192
INTERPUBLIC GROUP OF COS INC	1,466	51,970
LIBERTY TRIPADVISOR HOLDINGS INC. (A) (2)	971	1,991
LUMEN TECHNOLOGIES INC	1,221	13,761
META PLATFORMS INC (2)	4,089	909,230
NETFLIX INC (2)	81	30,342
OMNICOM GRP INC	2,044	173,495
OUTBRAIN INC. (2)	956	10,258
ZIFF DAVIS, INC.	387	37,454

		3,213,136

Consumer Discretionary - 2.4%
AMAZON.COM INC (2)	555	1,809,272
AUTOZONE INC (NEV) (2)	29	59,293
BEST BUY CO INC	1,310	119,079
CALERES INC	91	1,759
CAPRI HOLDINGS LIMITED (2)	469	24,102
CHICO'S FAS INC (2)	134	643
DANA INCORPORATED	490	8,609
EBAY INC	6,338	362,914
ETHAN ALLEN INTERIORS INC	10	261
FORD MOTOR COMPANY	5,729	96,877
GREENLANE HOLDINGS, INC. (2)	1,174	657
HIBBETT, INC.	3,707	164,368
HOME DEPOT INC	614	183,789
INTL GAME TECHNOLOGY PLC	826	20,386
KOHLS CORP	380	22,975
LIQUIDITY SERVICES INC. (2)	71	1,216
LKQ CORPORATION	912	41,414
LOWES COMPANIES INC	2,197	444,211
MACY'S INC.	6,343	154,515
NATHAN'S FAMOUS INC	23	1,246
O'REILLY AUTOMOTIVE INC (2)	106	72,606
QURATE RETAIL INC (A)	1,113	5,298
RED ROCK RESORTS INC. (A)	155	7,527
SKYLINE CHAMPION CORPORATION (2)	353	19,373
SMITH & WESSON BRANDS, INC.	341	5,159
TAPESTRY INC	855	31,763

TARGET CORPORATION	528	112,052
TESLA INC (2)	151	162,718
THOR INDUSTRIES INC	1,536	120,883
TOWN SPORTS INTL HLDG INC (2)	961	1
TRACTOR SUPPLY CO	366	85,413
Ulta Beauty, Inc. (2)	2	796
WINNEBAGO INDUSTRIES INC	76	4,106

		4,145,281

Consumer Staples - 1.4%
ALBERTSONS COMPANIES INC	2,407	80,033
ARCHER DANIELS MIDLAND CO	4,078	368,080
BUNGE LTD	1,880	208,323
COSTCO WHOLESALE CORP	459	264,315
FLOWERS FOODS INC NEW	22	566
GENERAL MILLS INC	6,727	455,552
HOSTESS BRANDS INC (A) (2)	152	3,335
INGREDION INC	39	3,399
KROGER CO	114	6,540
PROCTER & GAMBLE CO	2,243	342,730
TYSON FOODS INC	277	24,828
UNITED NATURAL FOODS INC (2)	68	2,812
WALMART INC	3,825	569,619

		2,330,132

Energy - 1.8%
APA Corporation	1,263	52,200
BAKER HUGHES COMPANY	1,449	52,758
Berry Corporation (bry)	301	3,106
BRISTOW GROUP INC (2)	305	11,309
CHAMPIONX CORP	156	3,819
CHENIERE ENERGY INC	56	7,764
CHEVRON CORP	4,306	701,146
CIVITAS RESOURCES INC	40	2,388
COMSTOCK RESOURCES INC (2)	78	1,018
CONOCOPHILLIPS	2,299	229,900
COTERRA ENERGY INC	28	755
CVR ENERGY INC	53	1,354
DEVON ENERGY CORP	732	43,283
DIAMONDBACK ENERGY, INC	257	35,230
EOG RESOURCES INC	621	74,042
EQT CORPORATION	812	27,941
EXXON MOBIL CORP	7,771	641,807
HALLIBURTON CO HLDG CO	959	36,317
HESS CORPORATION	221	23,656
LAREDO PETROLEUM INC (2)	19	1,504
MARATHON OIL CORP	26	653
MARATHON PETROLEUM CORP	6,106	522,063
NINE ENERGY SERVICE INC (2)	833	3,115
OCCIDENTAL PETE CORP	713	40,456
OCEANEERING INTL INC (2)	41	622
ONEOK INC NEW	764	53,961
OVINTIV INC	821	44,391

PDC ENERGY INC	61	4,433
PHILLIPS 66	585	50,538
PIONEER NATURAL RESOURCES	164	41,005
RANGE RESOURCES CORP (2)	177	5,377
SCHLUMBERGER LTD	2,471	102,077
SM ENERGY CO	168	6,544
TARGA RESOURCES CORP	1,088	82,111
TEEKAY CORPORATION (2)	502	1,591
VALERO ENERGY CORP	1,186	120,426
Westmoreland Coal Co (2)(6)	773	0
WORLD FUEL SERVICES CORP	80	2,163

		3,032,823

Financials - 3.2%
ALLY FINANCIAL INC	1,577	68,568
AMERICAN FINL GROUP INC	281	40,919
AMERICAN INTL GROUP NEW	7,835	491,803
ARGO GROUP INTERNATIONAL HOLDINGS LTD	180	7,430
ATLANTICUS HLDGS CORP (2)	42	2,175
BANK OF NEW YORK MELLON CORP	3,882	192,664
Berkshire Hathaway I Class B (2)	6,534	2,305,914
CHARLES SCHWAB CORP	2,070	174,522
CHIMERA INVESTMENT CORP NEW	5,254	63,258
CHUBB LIMITED	39	8,342
CUSTOMERS BANCORP INC (2)	15	782
FIDELITY NATIONAL FINANCIAL INC	4,850	236,874
FIRST AMERICAN FINANCIAL CORP	2,466	159,846
FNB CORPORATION	1,626	20,244
HARTFORD FINL SVCS GRP INC	778	55,868
HOULIHAN LOKEY INC	382	33,540
MARSH & MCLENNAN COS INC	3,411	581,303
MEDLEY MANAGEMENT INC (2)(6)	27	0
META FINANCIAL GRP INC	407	22,352
METLIFE INC	1,552	109,075
MOELIS & CO	597	28,029
MR COOPER GROUP INC (2)	199	9,088
NORTHRIM BANCORP INC	388	16,905
PIPER SANDLER COMPANIES	274	35,963
PRUDENTIAL FINANCIAL INC	1,276	150,785
PZENA INVESTMENT MANAGEMENT	929	7,451
RAIT Financial Trust (2)(6)	751	0
REGIONS FINANCIAL CORP NEW	3,976	88,506
SIEBERT FINANCIAL CORP (2)	277	598
SLM CORP	1,974	36,243
STATE STREET CORP	752	65,514
STEWART INFORMATION SVCS CRP	1,873	113,523
TIPTREE INC	146	1,876
WALKER & DUNLOP INC	306	39,603
WILLIS TOWERS WATSON PLC	1,183	279,448

		5,449,011

Healthcare - 5.2%
ABBVIE INC	5,148	834,542

ALAUNOS THERAPEUTICS, INC. (2)	766	500
AMERISOURCEBERGEN CORP	928	143,571
AMGEN INC	2,386	576,983
AMNEAL PHARMACEUTICALS INC (2)	960	4,003
ANTHEM INC	944	463,712
Assertio Holdings, Inc. (2)	263	755
AVALO THERAPEUTICS, INC. (2)	929	673
BIO-TECHNE CORP	88	38,108
BRISTOL-MYERS SQUIBB CO	4,057	296,283
CALYXT INC (2)	570	593
CARDINAL HEALTH INC	6,541	370,875
CATALENT INC (2)	344	38,150
CENTENE CORPORATION (2)	645	54,303
CENTOGENE N.V. (2)	308	1,297
CERNER CORP	1,007	94,215
CIGNA CORP	570	136,578
CONFORMIS INC (2)	864	539
CVS HEALTH CORP	3,522	356,462
Elanco Animal Health CVR - Rights (2)(6)	162	0
ELI LILLY & CO	948	271,479
ELOXX PHARMACEUTICALS, INC (2)	1,526	854
ENDO INTERNATIONAL PLC (2)	519	1,199
FULGENT GENETICS, INC. (2)	2,599	162,204
GALECTIN THERAPEUTICS INC (2)	322	518
GENPREX, INC (2)	631	1,426
GERON CORPORATION (2)	564	767
GILEAD SCIENCE INC	5,080	302,006
HCA HEALTHCARE INC	529	132,578
JOHNSON AND JOHNSON	3,515	622,963
JOINT CORP (THE) (2)	385	13,625
LA JOLLA PHARMACEUTICAL CO (2)	292	1,247
LAB CORP OF AMERICA NEW	138	36,385
MCKESSON CORP	1,237	378,683
MERCK & CO INC	4,159	341,246
MODERNA, INC. (2)	1,423	245,126
NATIONAL HEALTHCARE CP	27	1,896
ONCOCYTE CORPORATION (2)	447	666
PALATIN TECHNOLOGIES INC NEW (2)	1,854	853
PFIZER INC	5,380	278,523
PREMIER INC. (A)	16	569
REGENERON PHARMACEUTICALS INC (2)	214	149,462
SESEN BIO INC (2)	999	602
STAAR SURGICAL CO (2)	305	24,373
THERMO FISHER SCIENTIFIC INC	702	414,636
UNITEDHEALTH GROUP INC (DEL)	2,423	1,235,657
VIATRIS INC.	3,418	37,188
WEST PHARMACEUTICAL SVCS INC	683	280,515
ZOETIS INC	1,611	303,818

		8,653,206

Industrials - 2.4%
ArcBest Corporation	146	11,753
ATKORE INC (2)	213	20,968
AZZ INC	273	13,170

BOISE CASCADE COMPANY	1,103	76,625
BUILDERS FIRSTSOURCE INC (2)	5,859	378,140
Covenant Logistics Group, Inc	170	3,660
EMCOR GROUP INC	957	107,787
EMERSON ELECTRIC CO	482	47,260
ENCORE WIRE CORP	31	3,536
GENERAL DYNAMICS CORP	2,243	540,967
HILLENBRAND, INC	781	34,497
HUB GROUP INC (2)	325	25,093
KARAT PACKAGING INC. (2)	58	1,151
LOCKHEED MARTIN CORP	1,335	589,269
MATSON INC	96	11,580
MUELLER INDS INC	1,132	61,320
MYR GROUP, INC. (2)	132	12,413
NORDSON CORP	621	141,017
NORTHROP GRUMMAN CORP	1,247	557,683
NVENT ELECTRIC PLC	1,021	35,510
RAYTHEON TECHNOLOGIES CORPORATION	3,634	360,020
ROBERT HALF INTL INC	252	28,773
TEREX CORP NEW	673	23,999
The Shyft Group, Inc.	162	5,850
UNITED PARCEL SERVICE INC	2,203	472,455
VECTRUS INC (2)	159	5,702
WASTE MANAGEMENT INC	3,489	553,007

		4,123,205

Information Technology - 8.9%
A10 NETWORKS INC	3,508	48,937
ADVANCED MICRO DEVICES INC (2)	3,527	385,642
ALPHA AND OMEGA SEMICONDUCTOR LIMITED (2)	4,955	270,791
AMERICAN SOFTWARE INC	379	7,898
AMKOR TECHNOLOGY INC	4,874	105,863
ANALOG DEVICES INC	96	15,857
APPLE INC	20,367	3,556,282
APPLIED MATERIALS INC	4,989	657,550
ARROW ELECTRONICS INC (2)	1,130	134,052
AVNET INC	2,163	87,796
AXCELIS TECHNOLOGIES INC (2)	2,030	153,326
BROADCOM INC	252	158,679
CDK GLOBAL INC	1,968	95,802
CISCO SYSTEMS INC	5,755	320,899
CONCENTRIX CORPORATION	90	14,990
DIODES INC (2)	324	28,185
EXTREME NETWORKS INC (2)	266	3,248
HEWLETT PACKARD ENTERPRISE CO	2,237	37,380
HP INC	5,419	196,710
INTEL CORP	5,126	254,045
INTUIT INC	953	458,241
JABIL INC	4,344	268,155
KLA Corporation	6	2,196
MANHATTAN ASSOCIATES INC (2)	1,161	161,042
MICRON TECH INC	7,299	568,519
MICROSOFT CORP	13,977	4,309,250
MONGODB INC (2)	115	51,013

NORTONLIFELOCK INC	2,018	53,517
NVIDIA CORP	2,371	646,951
PHOTRONICS INC (2)	536	9,096
PLANTRONICS INC (2)	94	3,704
QUALCOMM INC	4,729	722,686
RIMINI STREET CORP (2)	372	2,158
SS & C TECHNOLOGIES HLDGS INC	6,858	514,487
STARTEK INC (2)	631	2,795
SYNOPSYS INC (2)	155	51,657
TESSCO TECHNOLOGIES (2)	101	610
TEXAS INSTRUMENTS INC	2,866	525,854
ULTRA CLEAN HOLDINGS, INC. (2)	293	12,420
VIANT TECHNOLOGY INC (2)	181	1,186
VISHAY INTERTECHNOLOGY INC	392	7,683
WOLFSPEED INC (2)	5	569
ZEBRA TECH CORP (2)	135	55,850
ZOOM VIDEO COMMUNICATIONS, INC. (2)	55	6,448

		14,970,019

Materials - 0.3%
ADVANSIX INC	33	1,686
ALCOA CORPORATION	128	11,524
BERRY GLOBAL GROUP INC (2)	166	9,621
CLEVELAND-CLIFFS INC (2)	619	19,938
DOW INC	1,207	76,910
EAGLE MATERIALS INC	5	642
EASTMAN CHEMICAL COMPANY	6	672
FLOTEK INDUSTRIES INC (DE) (2)	676	852
FREEPORT-MCMORAN INC	2,645	131,562
HUNTSMAN CORP	644	24,156
LOUISIANA PAC CORP	1,153	71,624
LYONDELLBASELL INDUSTRIES NV (A)	692	71,151
NEWMONT CORPORATION	16	1,271
NUCOR CORP	534	79,379
OLIN CORP	519	27,133
RYERSON HOLDING CORP	23	805
SCHNITZER STEEL INDUSTRIES	131	6,804
SOUTHERN COPPER CORP	8	607
STEEL DYNAMICS INC	287	23,944
TRONOX HOLDINGS PLC	319	6,313
UNITED STATES STEEL CORP	573	21,625

		588,219

Real Estate Investment Trust - 0.1%
ALTISOURCE PTF SOLU SA (2)	467	5,525
CORENERGY INFRASTRUCTURE TRUST INC REIT	2,011	6,174
RAFAEL HOLDINGS INC (2)	530	1,330
REDFIN CORPORATION (2)	557	10,048
SL GREEN REALTY CORP	682	55,365
Spirit MTA REIT Liquidating Trust (2)(6)	1,024	0
STRATUS PROPERTIES INC (2)	81	3,489
TRINITY PLACE HOLDINGS INC (2)	645	1,226
VORNADO REALTY TRUST	111	5,031

		88,188

Utilities - 0.1%
CONSTELLATION ENERGY CORPORATION		2,810	158,063
UGI CORP NEW		2,324	84,175

			242,238

Total Common Stocks (United States)	(Cost	$34,842,050)	46,835,458

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (2)(7)		252	7,416

Total Preferred Stock (United States)	(Cost	$6,299)	7,416

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(6)		1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(6)		1	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(6)		7	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(6)		3	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (2)		48	737
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		15	345
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(6)		3	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		26	533
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		13	194

Total Warrants (United States)	(Cost	$941)	1,809

Registered Investment Companies - 31.1%

U.S. Fixed Income - 31.0%
Baird Core Plus Bond Fund - Class I		385,018	4,192,844
DoubleLine Total Return Bond Fund - Class I		294,703	2,893,979
Frost Total Return Bond Fund - Class I		259,846	2,601,063
Guggenheim Total Return Bond Fund - Class I		46,111	1,222,410
iShares Core U.S. Aggregate Bond ETF (8)		142,640	15,276,746
LORD ABBETT FLOATING RATE FUND - CLASS I		505,704	4,212,515
PGIM Short-Term Corporate Bond Fund - Class Q		320,661	1,654,611
Pioneer Bond Fund - Class K		267,835	2,434,618
Segall Bryant & Hamill Plus Bond Fund - Class I		294,775	2,962,484
SPDR BLACKSTONE SENIOR LOAN ETF (8)		339,466	15,262,391

Total Registered Investment Companies	(Cost	$53,859,160)	52,713,661

Money Market Registered Investment Companies - 25.4%

Meeder Institutional Prime Money Market Fund, 0.22% (3)		43,062,398	43,045,173

Total Money Market Registered Investment Companies	(Cost	$43,046,709)	43,045,173

Bank Obligations - 0.1%

Metro City Bank Deposit Account, 0.05%, 4/1/2022 (4)		248,475	248,475

Total Bank Obligations	(Cost	$248,475)	248,475

U.S. Government Obligations - 14.9%

U.S. Treasury Bill, 0.43%, 6/30/2022		25,270,000	25,235,578

Total U.S. Government Obligations	(Cost	$25,243,149)	25,235,578

Total Investments - 99.2%	(Cost	$157,246,783)	168,087,570

Other Assets less Liabilities - 0.8%			1,374,857

Total Net Assets - 100.0%			169,462,427

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		544	6,974
Meeder Dynamic Allocation Fund - Retail Class		1,349	17,861
Meeder Muirfield Fund - Retail Class		1,736	15,746
Meeder Conservative Allocation Fund - Retail Class		170	3,864

Total Trustee Deferred Compensation	(Cost	$41,314)	44,445

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	3	6/17/2022	806,760	(12,097)
Mini MSCI EAFE Index Futures	74	6/17/2022	7,934,280	265,749
Mini MSCI Emerging Markets Index Futures	23	6/17/2022	1,294,325	66,053
Russell 2000 Mini Index Futures	34	6/17/2022	3,512,880	12,991
Standard & Poors 500 Mini Futures	(32)	6/17/2022	(7,249,200)	(487,581)

Total Futures Contracts	102		6,299,045	(154,885)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$142,603,517	$(154,885)
Level 2 - Other Significant Observable Inputs	25,484,053	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$168,087,570	$(154,885)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2022.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(7)	Preferred stock.

(8)	Exchange-traded fund.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.